Loans Granted	12 Months Ended
Dec. 31, 2024
Loans Granted [Abstract]
Loans Granted

Note 5 - Loans Granted

1.	During 2023, the Company entered into a loan agreement with Amir Adibi, under which Amir Adibi borrowed from the Company an amount of NIS 45,000. The loan bears an annual interest rate of 9%. The loan maturity date is until April 2025.

As of December 31, 2024 and 2023, the balance of the loan (including interest) is NIS 51,813 and NIS47,752, respectively.

2.

During 2023, the Company entered into a loan agreement with Anna Shochat (“Anna”), an Israeli citizen, under which Anna will borrow up to 500,000 US dollars (NIS 1,813,500). The loan carries an annual interest rate of 6%. The loan maturity date is until December 31, 2024. As of December 31, 2023, Anna borrowed from the Company a total amount of NIS 400,000. No securities were received for this loan.

As of December 31, 2024, the balance of the loan (including interest) is NIS 327,320 .After the balance sheet date, the loan was repaid in full.

3.

During 2023, the Company entered into a loan agreement with Integrity Group Pension Insurance Agency (“Integrity”), an Israeli company number 516687860, under which Integrity will borrow an amount of up to 500,000 US dollars (NIS 1,813,500). The loan carries an annual interest rate of 6%. The loan maturity date is until December 31, 2024. As of December 31, 2023, Integrity borrowed from the Company a total amount of NIS 150,000.

As of December 31, 2024, the balance of the loan (including interest) is NIS 95,817. No securities were received for this loan. After the balance sheet date, the loan was repaid in full.